SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues (note 21)	$ 7,901	$ 5,376	[1]	$ 9,212	[1]
Total	6,807	3,487	[1]	7,959	[1]
Segment operational loss	36,456	12,855	[1]	18,321	[1]
Gain on revaluation of warrant liability	998	(4,389)	[1]	1,255	[1]
Tax expenses
Loss	38,484	19,263	[1]	18,057	[1]
Segment assets	85,160	18,878
Segment assets	8,739	12,034
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues (note 21)	824	1,790		2,163
Total	767	1,692		1,423
Segment operational loss	1,407	1,780		774
Tax expenses
Segment assets		1,043
Segment assets		717
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	2,871	3,017
Segment assets	1,138	2,138
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Segment assets	82,289	14,818
Segment assets	7,601	9,179
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues (note 21)	7,901	5,376		9,212
Total	6,807	3,487		7,959
Segment operational loss	36,456	12,855		18,321
Gain on revaluation of warrant liability	(998)	4,389		(1,255)
Finance expense, net	601	178		171
Tax expenses
Loss	36,059	17,422		17,237
Operating segments [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	6,807	3,533		8,415
Operating segments [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total		(46)		(456)
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 21)	4,693	4,844		3,084
Total	4,163	3,258		2,867
Segment operational loss	392	(182)		2,416
Operating segments [member] | Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	4,163	3,258		2,867
Operating segments [member] | Precision metal parts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total
Operating segments [member] | SmartCarts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 21)	3,208	532		6,128
Total	2,644	229		5,092
Segment operational loss	36,064	13,037		15,905
Operating segments [member] | SmartCarts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	2,644	275		5,548
Operating segments [member] | SmartCarts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total		$ (46)		$ (456)

[1]	Reclassified due to discontinued operations (note 32).